Cover	Dec. 28, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 28, 2022
Entity File Number	001-40226
Entity Registrant Name	GX Acquisition Corp. II
Entity Central Index Key	0001826669
Entity Tax Identification Number	85-3189810
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1325 Avenue of the Americas
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	616-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-third of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-third of one Redeemable Warrant
Trading Symbol	GXIIU
Security Exchange Name	NASDAQ
Class A Common Stock, $.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $.0001 par value per share
Trading Symbol	GXII
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Class A common stock, each whole Warrant exercisable for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock, each whole Warrant exercisable for $11.50 per share
Trading Symbol	GXIIW
Security Exchange Name	NASDAQ